Commitments	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Commitments
26.	Commitments
a.	On March 2020, the Federal Civil Aviation Agency (FCAA) authorized 100% compliance with the MDP for the five-year period from 2015-2019.
b.

On November 2014, the airport authority in Jamaica, approved capital investments to be made of USD$ 37,940,000 for the period April 2015 to March 2020. Compliance with MBJA capital investments must be made for the period rather than annually. During 2018 and 2019 capital investments were   USD$28,382,604 and USD$7,079,559, respectively. For PACKAL no capital investments were made during 2019.

c.

On December 12, 2019, for Mexico´s airports, the SCT approved to the Company the MDP for the period 2020-2024. In August 2020, the company presented to the Aeronautical Authority an adjustment proposal for the extraordinary review of the MDP due to the negative effects of the COVID-19 pandemic, postponing investment that were scheduled to conclude in 2024, now will end in 2026, which was authorized by authority in November 2020. Below are shown the investments committed thru the period:

Year	Amount committed
2021	Ps.	2,936,500
2022		4,123,588
2023		3,517,909
2024		2,696,240
2025		2,527,851
	Ps.	15,802,088

The amounts committed above are expressed in pesos of purchasing power as of December 31, 2017.

d.

In the same way AAJ approved the committed investments of the MDP for USD$111.7 million for MBJA and USD$101.4 million for PACKAL, through the 2020-2024 period. In December 2020, the AAJ granted MBJA and PACKAL the capital investment differentiation for 2020 so it can start in June 2021. During 2020 AND 2021 MBJA made investments for USD$ 6.4 million and USD$4.6 million, respectively, and PACKAL for USD$2.2 million during 2020.